Consolidated Statements of Operations and Comprehensive Income (Parentheticals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Cost of revenues	¥ 399,547	¥ 42,970
Gain on disposal	284,737
Related Party
Revenues	29,293	1,503
Cost of revenues	10,402
Sales and marketing expenses	¥ 9,403	¥ 2,472